Income taxes - Loss Carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Carryforward
Prevailing statutory tax rate (as a percent)	28.00%	28.00%
voxeljet America
Carryforward
Tax loss carried forward			€ 2,781
Deferred tax assets	€ 1,021
Net deferred tax assets	33
Valuation allowance	€ 988
Prevailing statutory tax rate (as a percent)	21.00%	21.00%
Gross loss carryforwards with no deferred tax recognized	€ 4,864	€ 3,025
voxeljet China
Carryforward
Valuation allowance		€ 319
Prevailing statutory tax rate (as a percent)	15.00%	15.00%
voxeljet India
Carryforward
Tax loss carried forward		€ 339
Valuation allowance	€ 85
Prevailing statutory tax rate (as a percent)	25.00%	25.00%
Gross loss carryforwards with no deferred tax recognized		€ 241
Corporation tax
Carryforward
Tax loss carried forward	€ 69,365	65,983
Trade tax losses
Carryforward
Tax loss carried forward	67,280	64,632
Loss carryforward
Carryforward
Deferred tax assets	19,172
Valuation allowance	€ 19,172
Foreign loss carryforwards | voxeljet China
Carryforward
Tax loss carried forward		2,124
Foreign loss carryforwards | voxeljet India
Carryforward
Gross loss carryforwards with no deferred tax recognized		€ 3,592